Cover Page	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	LiveWire Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3700 West Juneau Avenue
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53208
City Area Code	650
Local Phone Number	447-8424
Entity Tax Identification Number	87-4730333
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	The original registration statement of LiveWire Group, Inc. (“LiveWire”) on Form S-1 (File No. 333-268003) declared effective by the Securities and Exchange Commission (the “SEC”) on December 16, 2022, as amended by the Post-Effective Amendment No. 2, declared effective on April 25, 2023 (the “Existing Registration Statement”), to which this Registration Statement is a Post-Effective Amendment No. 4 (this “Registration Statement”), covered the issuance by LiveWire of up to 30,499,990 shares of common stock, par value $0.0001 per share (the “Common Stock”), which consisted of (i) 19,999,990 shares of Common Stock that are issuable upon the exercise of 19,999,990 public warrants (the “Public Warrants”), originally issued by AEA-Bridges Impact Corp., a Delaware corporation (“ABIC”) as part of its initial public offering (“IPO”) of units at a price of $10.00 per unit, with each unit consisting of one share of ABIC Class A common stock and one-half of one warrant and (ii) up to 10,500,000 shares of Common Stock that are issuable upon the exercise of 10,500,000 warrants (the “Private Placement Warrants” and, together with the Public Warrants, the “Warrants”) originally issued in a private placement at a price of $1.00 per Private Placement Warrant in connection with the IPO of ABIC, by the holders thereof. Each Warrant entitles the holder thereof to purchase one share of our Common Stock at a price of $11.50 per share. The Existing Registration Statement also covered the offer and resale from time to time by the selling securityholders (including their transferees, donees, pledgees and other successors-in-interest) named in this prospectus (the “Selling Securityholders”) of (1) up to 225,750,000 shares of Common Stock (the “Total Resale Shares”), which consisted of (i) 161,000,000 shares of Common Stock issued in connection with the Merger (as defined below) at an equity consideration value of $10.00 per share by the Legacy LiveWire Equityholder (as defined below), (ii) up to 20,000,000 shares of Common Stock issued in the PIPE Investments (as defined below) at a price of $10.00 per share by certain of the Selling Securityholders, (iii) up to of 10,000,000 shares of Common Stock issued in the HD Backstop (as defined below) at a price of $10.00 per share by the Legacy LiveWire Equityholder, (iv) up to 2,500,000 shares of Common Stock held by John Garcia, which were originally purchased at a price of $10.00 per unit in connection with the IPO, (v) up to 12,500,000 shares of Common Stock (“Earn-Out Shares”) that the Legacy LiveWire Equityholder has the contingent right to receive upon the achievement of certain stock price-based vesting considerations described herein as merger consideration (at an equity consideration value of $10.00 per share), (vi) up to 8,000,000 shares of Common Stock originally issued to the Sponsor (as defined below) in the form of founder shares at a price of approximately $0.003 per share (the “Founder Shares”) and (vii) up to 11,750,000 shares of Common Stock compromised of (a) 10,500,000 shares of Common Stock that are issuable upon the exercise of the outstanding Private Placement Warrants at an exercise price of $11.50 per share, originally issued in a private placement at a price of $1.00 per Private Placement Warrant in connection with the IPO of ABIC, by the holders thereof and (b) 1,250,000 shares of Common Stock issuable upon the exercise of the Public Warrants at an exercise price of $11.50 per share, originally issued by ABIC at a price of $10.00 per unit to John Garcia as part of its IPO of units.This Post-Effective Amendment No. 4 to the Existing Registration Statement contains an updated prospectus relating to the offering and sale of the securities registered by the Existing Registration Statement.All filing fees payable in connection with the registration of the securities covered by this Registration Statement were paid by the Registrant at the time of the initial filing of the Existing Registration Statement. No additional securities are registered hereby.
Amendment Flag	true
Entity Central Index Key	0001898795